Cash and Cash Equivalents - Summary of Highly Liquid Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Highly liquid financial instruments
Highly liquid financial instruments	$ 295,551	$ 194,412
Financial assets at fair value through profit or loss, category [member]
Highly liquid financial instruments
Highly liquid financial instruments	28,772	15,741
Financial assets at fair value through other comprehensive income [member]
Highly liquid financial instruments
Highly liquid financial instruments	$ 266,779	$ 178,671